Schedule of Inventory (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Finished goods	₪ 18,125	₪ 62,706
Goods in process and dried inflorescence	89,882	57,599
Total inventory	₪ 108,007	₪ 120,305